Goodwill and other intangible assets, net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Goodwill, Total	$ 542,248	$ 540,157	$ 560,418
Other intangible assets
Other intangible assets, gross	1,008,521	1,008,072	989,818
Finite-Lived Intangible Assets, Accumulated Amortization	(568,939)	(503,124)	(408,337)
Net	439,582	504,948	581,481
Pharmaceutical licenses [Member]
Other intangible assets
Other intangible assets, gross	799,197	799,197	799,197
Customer contracts [Member]
Other intangible assets
Other intangible assets, gross	90,729	90,729	90,729
Trademarks, technology know-how and patents [Member]
Other intangible assets
Other intangible assets, gross	118,595	118,146	99,892
Acquisitions of retail stores [Member]
Goodwill
Goodwill, Total	434,280	432,189	452,450
Acquisition of Hefeng [Member]
Goodwill
Goodwill, Total	$ 107,968	$ 107,968	$ 107,968